CAPITAL MANAGEMENT AND FINANCIAL RISK (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
CAPITAL MANAGEMENT AND FINANCIAL RISK
Cash and cash equivalents	$ 63,998,000		$ 24,992,000		$ 8,190,000
Current investments	14,578,000		16,950,000
Investments-uranium (note 7)	133,114,000	$ 133,114,000	0	$ 0
Debt obligations-current (note 14)	(179,000)		(240,000)
Net cash and investments	$ 211,511,000		$ 41,702,000